General information and basis of preparation - Reorganization of the China Business (Details)		12 Months Ended	13 Months Ended
	Jan. 07, 2020 shares	Jun. 30, 2021 item	Nov. 30, 2018 item
MINISO Corporation (the "predecessor entity")
General information, reorganization and basis of presentation
Number of shares issued during the period | shares	4
Number of subsidiaries of the predecessor entity		2
MINISO Guangzhou
General information, reorganization and basis of presentation
Number of subsidiaries acquired from the predecessor entity			2
Percentage of equity interest in the Other Entities acquired			100